Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Credit Cards (Detail) - Retail [member] - Credit cards [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 875	$ 1,246
Provision for credit losses
Originations	4	2
Maturities	(8)	(10)
Changes in risk, parameters and exposures	69	33
Write-offs	(112)	(106)
Recoveries	41	37
Exchange rate and other	1	(1)
Balance at end of period	870	1,201
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	233	364
Provision for credit losses
Transfers to Stage 1	146	226
Transfers to Stage 2	(23)	(30)
Transfers to Stage 3	(1)	(2)
Originations	4	2
Maturities	(1)	(2)
Changes in risk, parameters and exposures	(132)	(205)
Balance at end of period	226	353
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	642	882
Provision for credit losses
Transfers to Stage 1	(146)	(226)
Transfers to Stage 2	23	30
Transfers to Stage 3	(70)	(60)
Maturities	(7)	(8)
Changes in risk, parameters and exposures	201	231
Exchange rate and other	1	(1)
Balance at end of period	644	848
Impaired Stage three [member]
Provision for credit losses
Transfers to Stage 3	71	62
Changes in risk, parameters and exposures		7
Write-offs	(112)	(106)
Recoveries	$ 41	$ 37